3. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment of oil & gas properties	$ 164,566	$ 7,831,570	$ 0
Cash equivalent balances	0	0	0
Allowance for doubtful accounts	$ 0	$ 0	$ 0
Antidilutive stock	4,367,297	4,533,963	4,087,797
Common Stock Options [Member]
Antidilutive stock	0	0	347,000
Warrants
Antidilutive stock	4,367,297	4,533,963	3,740,797